ORGANIZATION AND DESCRIPTION OF THE COMPANY	6 Months Ended
Jun. 30, 2022
Organization and Description of Company [Abstract]
ORGANIZATION AND DESCRIPTION OF THE COMPANY	ORGANIZATION AND DESCRIPTION OF THE COMPANY
Brookfield Asset Management Reinsurance Partners Ltd.
Brookfield Asset Management Reinsurance Partners Ltd. (“BAM Re” or the “Company”) is a Bermuda corporation incorporated on December 10, 2020 and governed by the laws of Bermuda. The Company operates a leading financial services business providing reinsurance and other capital based solutions for insurance companies and other stakeholders. The Company’s class A exchangeable shares are listed on the New York Stock Exchange (NYSE) and the Toronto Stock Exchange (TSX) under the symbol “BAMR”. The Company’s operations are located primarily in Bermuda, Canada, and the Cayman Islands. The Company’s registered head office is Wellesley House South, 2nd Floor, 90 Pitts Bay Road, Pembroke, HM08, Bermuda.
The Company holds a direct 100% ownership interest in BAM Re Holdings Ltd. (“BAM Re Holdings”), which holds the Company’s interest in its operating subsidiaries North End Re Ltd. (“NER Ltd.”) and North End Re (Cayman) SPC ("NER SPC"), Brookfield Annuity Company ("BAC") and American National Insurance Company (“American National”).
On May 25, 2022, the Company, through its wholly-owned subsidiary BAM Re Holdings, acquired American National, which became an indirect wholly-owned subsidiary of the Company.
Through its operating subsidiaries, the Company offers a broad range of insurance products and services to individuals and institutions, including life insurance, individual and group annuities, health insurance, credit insurance and property and casualty insurance for personal lines, agribusiness and certain commercial exposures. The business is presently conducted through our subsidiaries under three operating segments: Reinsurance, Pension Risk Transfer ("PRT") and Direct Insurance.